Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Certain information concerning our segments for the three months ended March 31, 2019 and 2018 are presented in the following tables (in thousands). Consolidated subsidiaries are reflected as of their respective acquisition dates or as of the date we were determined to be the primary beneficiary of variable interest entities.

	Three Months Ended March 31, 2019						Three Months Ended March 31, 2018
	REIT Advisory	Premier	J&S	OpenKey	Corporate and Other	Ashford Inc. Consolidated	REIT Advisory	Premier	J&S	OpenKey	Corporate and Other	Ashford Inc. Consolidated
REVENUE
Advisory services	$19,187	$—	$—	$—	$—	$19,187	$22,532	$—	$—	$—	$—	$22,532
Audio visual	—	—	30,975	—	—	30,975	—	—	23,310	—	—	23,310
Project Management	—	7,790	—	—	—	7,790	—	—	—	—	—	—
Other	1,429	—	—	257	3,682	5,368	489	—	—	319	1,518	2,326
Total revenue	20,616	7,790	30,975	257	3,682	63,320	23,021	—	23,310	319	1,518	48,168
EXPENSES
Depreciation and amortization	1,183	2,738	455	7	144	4,527	390	—	454	6	190	1,040
Impairment	—	—	—	—	—	—	1,863	—	—	—	56	1,919
Other operating expenses (1)	8,267	4,050	28,008	950	14,976	56,251	11,241	—	19,803	1,171	18,030	50,245
Total expenses	9,450	6,788	28,463	957	15,120	60,778	13,494	—	20,257	1,177	18,276	53,204
OPERATING INCOME (LOSS)	11,166	1,002	2,512	(700)	(11,438)	2,542	9,527	—	3,053	(858)	(16,758)	(5,036)
Equity in earnings (loss) of unconsolidated entities	—	—	—	—	(275)	(275)	—	—	—	—	—	—
Interest expense	—	—	(214)	—	(83)	(297)	—	—	(139)	—	(4)	(143)
Amortization of loan costs	—	—	(12)	(7)	(50)	(69)	—	—	(12)	(6)	(5)	(23)
Interest income	—	—	—	—	20	20	—	—	—	—	112	112
Other income (expense)	—	—	(107)	6	48	(53)	19	—	(58)	(1)	1	(39)
INCOME (LOSS) BEFORE INCOME TAXES	11,166	1,002	2,179	(701)	(11,778)	1,868	9,546	—	2,844	(865)	(16,654)	(5,129)
Income tax (expense) benefit	(2,489)	(426)	(887)	—	2,502	(1,300)	(2,116)	—	(746)	—	2,156	(706)
NET INCOME (LOSS)	$8,677	$576	$1,292	$(701)	$(9,276)	$568	$7,430	$—	$2,098	$(865)	$(14,498)	$(5,835)
________

(1)
Other operating expenses includes salaries and benefits, cost of revenues for audio visual, costs of revenues for project management and general and administrative expenses. Other operating expenses of REIT Advisory represent expenses for which there is generally a direct offsetting amount included in revenues, including REIT equity-based compensation expense and reimbursable expenses.

Certain information concerning our segments for the years ended December 31, 2018, 2017 and 2016 are presented in the following tables (in thousands). Consolidated subsidiaries are reflected as of their respective acquisition dates or as of the date we were determined to be the primary beneficiary of variable interest entities.

	Year Ended December 31, 2018
	REIT Advisory	Premier	J&S	OpenKey	Corporate and Other	Ashford Inc. Consolidated
REVENUE
Advisory services	$89,476	$—	$—	$—	$—	$89,476
Audio visual	—	—	81,186	—	—	81,186
Project management	—	10,634	—	—	—	10,634
Other	8,467	—	—	999	4,758	14,224
Total revenue	97,943	10,634	81,186	999	4,758	195,520
EXPENSES
Depreciation and amortization	2,129	4,358	2,221	27	607	9,342
Impairment	1,863	—	—	—	56	1,919
Other operating expenses (1)	41,563	5,260	79,193	4,510	54,572	185,098
Total operating expenses	45,555	9,618	81,414	4,537	55,235	196,359
OPERATING INCOME (LOSS)	52,388	1,016	(228)	(3,538)	(50,477)	(839)
Interest expense	—	—	(745)	—	(214)	(959)
Amortization of loan costs	—	—	(47)	(25)	(169)	(241)
Interest income	—	—	—	—	329	329
Other income (expense)	—	—	(883)	2	47	(834)
INCOME (LOSS) BEFORE INCOME TAXES	52,388	1,016	(1,903)	(3,561)	(50,484)	(2,544)
Income tax (expense) benefit	(12,566)	(239)	76	—	23,093	10,364
NET INCOME (LOSS)	$39,822	$777	$(1,827)	$(3,561)	$(27,391)	$7,820
________

(1)
Other operating expenses includes salaries and benefits, cost of revenues for audio visual, costs of revenues for project management and general and administrative expenses. Other operating expenses of REIT Advisory represent expenses for which there is generally a direct offsetting amount included in revenues, including REIT equity-based compensation expense and reimbursable expenses.

	Year Ended December 31, 2017
	REIT Advisory	Premier	J&S	OpenKey	Corporate and Other	Ashford Inc. Consolidated
REVENUE
Advisory services	$65,982	$—	$—	$—	$—	$65,982
Audio visual	—	—	9,186	—	—	9,186
Project management	—	—	—	—	—	—
Other	4,006	—	—	327	2,072	6,405
Total revenue	69,988	—	9,186	327	2,072	81,573
EXPENSES
Depreciation and amortization	1,373	—	319	25	810	2,527
Impairment	1,041	—	—	—	31	1,072
Other operating expenses (1)	19,099	—	9,655	3,478	56,264	88,496
Total operating expenses	21,513	—	9,974	3,503	57,105	92,095
OPERATING INCOME (LOSS)	48,475	—	(788)	(3,176)	(55,033)	(10,522)
Interest expense	—	—	(68)	—	(15)	(83)
Amortization of loan costs	—	—	(6)	(19)	(14)	(39)
Interest income	—	—	—	—	244	244
Other income (expense)	—	—	(47)	(12)	(12)	(71)
INCOME (LOSS) BEFORE INCOME TAXES	48,475	—	(909)	(3,207)	(54,830)	(10,471)
Income tax (expense) benefit	(18,324)	—	252	—	8,349	(9,723)
NET INCOME (LOSS)	$30,151	$—	$(657)	$(3,207)	$(46,481)	$(20,194)
________

(1)
Other operating expenses includes salaries and benefits, cost of revenues for audio visual and general and administrative expenses. Other operating expenses of REIT Advisory represent expenses for which there is generally a direct offsetting amount included in revenues, including REIT equity-based compensation expense and reimbursable expenses.

	Year ended December 31, 2016
	REIT Advisory	Premier	J&S	OpenKey	Corporate and Other	Ashford Inc. Consolidated
REVENUE
Advisory services	$67,228	$—	$—	$—	$—	$67,228
Audio visual	—	—	—	—	—	—
Project management	—	—	—	—	—	—
Other	335	—	—	44	—	379
Total revenue	67,563	—	—	44	—	67,607
EXPENSES
Depreciation and amortization	298	—	—	24	852	1,174
Impairment	—	—	—	—	—	—
Other operating expenses (1)	21,102	—	—	2,904	44,884	68,890
Total operating expenses	21,400	—	—	2,928	45,736	70,064
OPERATING INCOME (LOSS)	46,163	—	—	(2,884)	(45,736)	(2,457)
Interest expense	—	—	—	—	—	—
Amortization of loan costs	—	—	—	—	—	—
Interest income	—	—	—	—	73	73
Other income (expense) (2)	—	—	—	(30)	(9,209)	(9,239)
INCOME (LOSS) BEFORE INCOME TAXES	46,163	—	—	(2,914)	(54,872)	(11,623)
Income tax (expense) benefit	(16,684)	—	—	—	15,904	(780)
NET INCOME (LOSS)	$29,479	$—	$—	$(2,914)	$(38,968)	$(12,403)
________

(1)
Other operating expenses includes salaries and benefits, in addition to general and administrative expenses. Other operating expenses of REIT Advisory represent expenses for which there is generally a direct offsetting amount included in revenues, including REIT equity-based compensation expense and reimbursable expenses.

(2)
Other income (expense) primarily includes the realized gain (loss) on investment in unconsolidated entity, the unrealized gain (loss) on investment in unconsolidated entity, dividend income, the realized gain (loss) on investments and the unrealized gain (loss) on investments.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following table presents furniture, fixtures and equipment, net by geographic area as of December 31, 2018 and 2017 (in thousands):

	December 31, 2018	December 31, 2017
United States	$42,503	$18,087
Mexico	4,996	2,960
All other countries	448	107
	$47,947	$21,154